(Columbia Value and Restructuring Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Value and Restructuring Fund)		Class Z Shares
Management fees		0.75%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.29%
Acquired Fund Fees and Expenses		0.03%
Total annual Fund operating expenses		1.07%
Fee waivers and/or reimbursements	[2]	(0.03%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.04%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class Z.

Expense Example (Columbia Value and Restructuring Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares	[1]	106	337	587	1,303
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.